Osterweis Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Aerospace & Defense - 4.2%
Airbus SE - ADR	46,220	$ 2,569,832
Boeing Co. (a)	16,771	3,630,418
		6,200,250

Banks - 3.5%
JPMorgan Chase & Co.	15,628	5,115,513

Biotechnology - 2.4%
AbbVie, Inc.	14,296	3,597,445

Broadline Retail - 4.2%
Amazon.com, Inc. (a)	26,366	6,284,072

Capital Markets - 1.1%
Intercontinental Exchange, Inc.	12,675	1,560,419

Chemicals - 2.6%
Air Products and Chemicals, Inc.	6,442	1,888,666
Linde PLC	3,729	1,935,127
		3,823,793

Commercial Services & Supplies - 3.3%
Waste Connections, Inc.	29,550	4,925,690

Computers & Peripherals - 4.6%
Apple, Inc.	23,724	6,864,777

Consumer Staples Distribution & Retail - 2.5%
US Foods Holding Corp. (a)	35,585	3,638,566

Electrical Equipment - 2.0%
AMETEK, Inc.	12,109	2,929,651

Electronic Equipment, Instruments & Components - 1.0%
Keysight Technologies, Inc. (a)	4,381	1,533,657

Energy Equipment & Services - 1.2%
SLB Ltd.	38,250	1,778,243

Financial Services - 5.3%
Corpay, Inc. (a)	6,983	2,327,224
Visa, Inc. - Class A	16,256	5,577,271
		7,904,495

Ground Transportation - 1.9%
Canadian Pacific Kansas City Ltd.	31,955	2,768,901

Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	80,640	3,441,715

Hotels, Restaurants & Leisure - 1.7%
Compass Group PLC - ADR	79,070	2,573,729

Household Durables - 1.9%
NVR, Inc. (a)	421	2,868,441

Insurance - 3.7%
Arthur J Gallagher & Co.	10,041	2,305,112
Progressive Corp.	14,179	3,097,403
		5,402,515

Interactive Media & Services - 8.3%
Alphabet, Inc. - Class C	34,876	12,322,737

Life Sciences Tools & Services - 2.5%
Danaher Corp.	19,407	3,696,645

Machinery - 1.8%
Deere & Co.	4,181	2,652,134

Pharmaceuticals - 2.6%
Eli Lilly & Co.	3,222	3,864,564

Semiconductors & Semiconductor Equipment - 16.5%
Analog Devices, Inc.	14,210	5,643,786
Applied Materials, Inc.	8,769	6,339,987
Broadcom, Inc.	14,693	5,550,281
Micron Technology, Inc.	1,305	1,506,348
NVIDIA Corp.	27,198	5,442,048
		24,482,450

Software - 6.0%
Microsoft Corp.	14,307	5,336,797
Synopsys, Inc. (a)	8,053	3,592,202
		8,928,999

Specialty Retail - 2.6%
AutoZone, Inc. (a)	1,205	3,851,108

Trading Companies & Distributors - 1.9%
Ferguson Enterprises, Inc.	12,122	2,876,914

Water Utilities - 2.2%
American Water Works Co., Inc.	24,990	3,288,184
TOTAL COMMON STOCKS (Cost $85,989,722)		139,175,607

REAL ESTATE INVESTMENT TRUSTS - 4.0%	Shares	Value
Industrial REITs - 2.4%
Terreno Realty Corp.	54,110	3,504,705

Specialized REITs - 1.6%
Lamar Advertising Co. - Class A	15,775	2,460,584
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,304,139)		5,965,289

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%	Shares		Value
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.52% (b)	3,267,725		3,267,725
TOTAL MONEY MARKET FUNDS (Cost $3,267,725)			3,267,725

TOTAL INVESTMENTS - 100.0% (Cost $93,561,586)			148,408,621
Liabilities in Excess of Other Assets - (0.0)% (c)		(0.00003)	(3,797)
TOTAL NET ASSETS - 100.0%			$ 148,404,824

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Osterweis Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 139,175,607	$ –	$ –	$ 139,175,607
Real Estate Investment Trusts	5,965,289	–	–	5,965,289
Money Market Funds	3,267,725	–	–	3,267,725
Total Investments	$ 148,408,621	$ –	$ –	$ 148,408,621

Refer to the Schedule of Investments for further disaggregation of investment categories.